LOANS AND SERVICING (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses
Beginning Balance				$ 1,824				$ 1,651	$ 1,824	$ 1,651
Charge-offs									(386)	(788)
Recoveries									142	12
Provision (benefit)	38	67	31	64	124	80	681	64	200	949
Ending Balance	1,780				1,824				1,780	1,824
Ending balance: individually evaluated for impairment	320				319				320	319
Ending balance: collectively evaluated for impairment	1,460				1,505				1,460	1,505
Loans
Ending balance	181,809				162,797				181,809	162,797
Ending balance: individually evaluated for impairment	3,115				3,662				3,115	3,662
Ending balance: collectively evaluated for impairment	178,694				159,135				178,694	159,135
Residential loans:
Loans
Ending balance	111,106				79,731				111,106	79,731
One- to four- family, residential loans
Allowance for loan losses
Beginning Balance				346				233	346	233
Charge-offs									(144)
Recoveries									137	9
Provision (benefit)									39	104
Ending Balance	378				346				378	346
Ending balance: individually evaluated for impairment	93				185				93	185
Ending balance: collectively evaluated for impairment	285				161				285	161
Loans
Ending balance	95,546				62,613				95,546	62,613
Ending balance: individually evaluated for impairment	658				898				658	898
Ending balance: collectively evaluated for impairment	94,888				61,715				94,888	61,715
Home equity loans and lines of credit
Allowance for loan losses
Beginning Balance				341				320	341	320
Charge-offs										(741)
Provision (benefit)									(87)	762
Ending Balance	254				341				254	341
Ending balance: individually evaluated for impairment	13				13				13	13
Ending balance: collectively evaluated for impairment	241				328				241	328
Loans
Ending balance	15,560				17,118				15,560	17,118
Ending balance: individually evaluated for impairment	45				13				45	13
Ending balance: collectively evaluated for impairment	15,515				17,105				15,515	17,105
Commercial loans:
Loans
Ending balance	58,084				59,389				58,084	59,389
One-to-four family investment property
Allowance for loan losses
Beginning Balance				59				60	59	60
Provision (benefit)									3	(1)
Ending Balance	62				59				62	59
Ending balance: collectively evaluated for impairment	62				59				62	59
Loans
Ending balance	11,355				10,816				11,355	10,816
Ending balance: collectively evaluated for impairment	11,355				10,816				11,355	10,816
Multi-family real estate
Allowance for loan losses
Beginning Balance				98				106	98	106
Provision (benefit)									(58)	(8)
Ending Balance	40				98				40	98
Ending balance: collectively evaluated for impairment	40				98				40	98
Loans
Ending balance	5,346				13,037				5,346	13,037
Ending balance: collectively evaluated for impairment	5,346				13,037				5,346	13,037
Commercial real estate
Allowance for loan losses
Beginning Balance				400				431	400	431
Charge-offs										(10)
Provision (benefit)									268	(21)
Ending Balance	668				400				668	400
Ending balance: individually evaluated for impairment	214								214
Ending balance: collectively evaluated for impairment	454				400				454	400
Loans
Ending balance	32,730				25,399				32,730	25,399
Ending balance: individually evaluated for impairment	2,412				314				2,412	314
Ending balance: collectively evaluated for impairment	30,318				25,085				30,318	25,085
Commercial business
Allowance for loan losses
Beginning Balance				234				304	234	304
Charge-offs									(13)	(3)
Recoveries										1
Provision (benefit)									(62)	(68)
Ending Balance	159				234				159	234
Ending balance: collectively evaluated for impairment	159				234				159	234
Loans
Ending balance	8,653				10,137				8,653	10,137
Ending balance: collectively evaluated for impairment	8,653				10,137				8,653	10,137
Construction loans:
Loans
Ending balance	12,205				23,226				12,205	23,226
One-to-four family, construction loans
Allowance for loan losses
Beginning Balance				228				93	228	93
Charge-offs									(191)
Provision (benefit)									112	135
Ending Balance	149				228				149	228
Ending balance: individually evaluated for impairment					121					121
Ending balance: collectively evaluated for impairment	149				107				149	107
Loans
Ending balance	7,379				11,941				7,379	11,941
Ending balance: individually evaluated for impairment					1,168					1,168
Ending balance: collectively evaluated for impairment	7,379				10,773				7,379	10,773
Multi-family
Allowance for loan losses
Beginning Balance				98				83	98	83
Provision (benefit)									(64)	15
Ending Balance	34				98				34	98
Ending balance: collectively evaluated for impairment	34				98				34	98
Loans
Ending balance	3,665				10,656				3,665	10,656
Ending balance: individually evaluated for impairment					1,269					1,269
Ending balance: collectively evaluated for impairment	3,665				9,387				3,665	9,387
Non-residential
Allowance for loan losses
Beginning Balance				11				6	11	6
Provision (benefit)									14	5
Ending Balance	25				11				25	11
Ending balance: collectively evaluated for impairment	25				11				25	11
Loans
Ending balance	1,161				629				1,161	629
Ending balance: collectively evaluated for impairment	1,161				629				1,161	629
Consumer
Allowance for loan losses
Beginning Balance				9				15	9	15
Charge-offs									(38)	(34)
Recoveries									5	2
Provision (benefit)									35	26
Ending Balance	11				9				11	9
Ending balance: collectively evaluated for impairment	11				9				11	9
Loans
Ending balance	414				451				414	451
Ending balance: collectively evaluated for impairment	$ 414				$ 451				$ 414	$ 451